Right-of-use assets - property leases - Statement of comprehensive income, Right-of-use Asset (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of leases [Abstract]
Depreciation charge of right-of-use assets	£ (382)	£ 0
Interest expense (including finance cost)	50	0	£ 0
Expense relating to short-term leases (included in general and administrative expenses)	£ 78	£ 0